Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1 – Organization and Nature of Operations

Nephros, Inc. (“Nephros” or the “Company”) was incorporated under the laws of the State of Delaware on April 3, 1997. The Company was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced end stage renal disease (“ESRD”) therapy technology and products. Today, the Company has two U.S. Food and Drug Administration 510(k)-cleared products in the hemodiafiltration (“HDF”) market that deliver therapy to ESRD patients: the OLpūr mid-dilution HDF filter or “dialyzer,” designed expressly for HDF therapy, and the OLpūr H2H HDF module, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy.

Beginning in 2009, Nephros introduced an additional, complementary business developing and marketing high performance liquid purification filters, to meet the demand for water purification in certain medical markets. The Company’s filters, generally classified as ultrafilters, are primarily used in hospitals for the prevention of infection from water-borne pathogens, such as legionella and pseudomonas, and in dialysis centers for the removal of biological contaminants from water and bicarbonate concentrate. The Company also develops and sells water filtration products for commercial applications, focusing on the hospitality and food service markets. The Company is also exploring water purification applications in other markets, including diagnostics, military field applications, and data center cooling.

In July 2018, the Company formed a new, wholly-owned subsidiary, Specialty Renal Products, Inc. (“SRP”), to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease. The Company transferred three patents to SRP, which were carried at zero book value. SRP is a reportable segment, referred to as the Renal Products segment.

On December 31, 2018, the Company entered into a Membership Interest Purchase Agreement (the “Agreement”) with Biocon 1, LLC, a Nevada limited liability company (“Biocon”), Aether Water Systems, LLC, a Nevada limited liability company (“Aether”), and Gregory Lucas, the sole member of each of Biocon and Aether (“Lucas”). Pursuant to the terms of the Agreement, the Company acquired 100% of the outstanding membership interests of each of Aether and Biocon (the “Biocon Acquisition”).

The U.S. facilities, located at 380 Lackawanna Place, South Orange, New Jersey, 07079, and at 591 East Sunset Road, Henderson, Nevada 89011, are used to house the Company’s corporate headquarters, research, manufacturing, and distribution facilities.

Note 1 - Organization and Nature of Operations

Nephros, Inc. (“Nephros” or the “Company”) was incorporated under the laws of the State of Delaware on April 3, 1997. The Company was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced end stage renal disease (“ESRD”) therapy technology and products. Today, the Company has two FDA 510(k)-cleared products in the hemodiafiltration (“HDF”) market that deliver therapy to ESRD patients: the OLpūr mid-dilution HDF filter or “dialyzer,” designed expressly for HDF therapy, and the OLpūr H2H HDF module, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy.

Beginning in 2009, Nephros introduced an additional, complementary business developing and marketing high performance liquid purification filters, to meet the demand for water purification in certain medical markets. The Company’s filters, generally classified as ultrafilters, are primarily used in hospitals for the prevention of infection from water-borne pathogens, such as legionella and pseudomonas, and in dialysis centers for the removal of biological contaminants from water and bicarbonate concentrate. The Company is also exploring water purification applications in several commercial markets, including food and beverage, data center cooling, and military field applications.

In July 2018, the Company formed a new, wholly-owned subsidiary, Specialty Renal Products, Inc. (“SRP”), to drive the development of its second-generation HDF system and other products focused on improving therapies for patients with renal disease. The Company transferred three patents to SRP, which were carried at zero book value. SRP is a reportable segment, referred to as the Renal Products segment. On September 5, 2018, SRP completed a private placement transaction whereby SRP sold preferred shares equivalent to 37.5% of its outstanding equity interest for aggregate proceeds of $3,000,000.

On December 31, 2018, the Company entered into a Membership Interest Purchase Agreement (the “Agreement”) with Biocon 1, LLC, a Nevada limited liability company (“Biocon”), Aether Water Systems, LLC, a Nevada limited liability company (“Aether”), and Gregory Lucas, the sole member of each of Biocon and Aether (“Lucas”). Pursuant to the terms of the Agreement, the Company acquired 100% of the outstanding membership interests of each of Aether and Biocon (the “Biocon Acquisition”).

The U.S. facilities, located at 380 Lackawanna Place, South Orange, New Jersey, 07079, and at 591 East Sunset Road, Henderson, Nevada 89011, are used to house the Company’s corporate headquarters, research, manufacturing, and distribution facilities.